Supplement to
The North Carolina Capital Management Trust:
Cash Portfolio (NCCTX)
Term Portfolio (XAOHX)
August 28, 2010
Prospectus and Statement of Additional Information

Effective November 1, 2010, Term Portfolio is no longer required to invest its assets predominantly in U.S. Government securities. Accordingly, the following sentences are hereby removed from Term Portfolio's Fund Summary and Fund Basics sections of the Prospectus, respectively:

Investing predominantly in U.S. Government securities.

FMR expects to invest the fund's assets predominantly in U.S. Government securities.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in Term Portfolio's "Fund Summary" section of the Prospectus on page P-8.

Kim Miller (portfolio manager) has managed the fund since January 2011.

The following information replaces the biographical information for Bob Litterst found in the "Fund Management" section of the Prospectus beginning on page P-22.

Kim Miller is portfolio manager of Term Portfolio, which he has managed since January 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Miller has worked as a credit analyst, bond trader, and portfolio manager.

The following information supplements the information in the "Investment Policies and Limitations" section of the Statement of Additional Information beginning on page S-3.

NRSROs. The Board of Trustees has designated each of the following NRSROs as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS, Ltd.; Fitch, Inc.; Moody's Investor Services; and Standard & Poor's Ratings Services.

NC-11-01  January 14, 2011
1.710543.118

Supplement to
The North Carolina Capital Management Trust:
Cash Portfolio (NCCTX)
Term Portfolio (XAOHX)
August 28, 2010 As Revised
December 20, 2010
Prospectus

Effective November 1, 2010, Term Portfolio is no longer required to invest its assets predominantly in U.S. Government securities. Accordingly, the following sentences are hereby removed from Term Portfolio's Fund Summary and Fund Basics sections, respectively:

Investing predominantly in U.S. Government securities.

FMR expects to invest the fund's assets predominantly in U.S. Government securities.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in Term Portfolio's "Fund Summary" section on page P-8.

Kim Miller (portfolio manager) has managed the fund since January 2011.

The following information replaces the biographical information for Bob Litterst found in the "Fund Management" section beginning on page P-22.

Kim Miller is portfolio manager of Term Portfolio, which he has managed since January 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Miller has worked as a credit analyst, bond trader, and portfolio manager.

NCX-11-01  January 14, 2011
1.923919.101